UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                -----------------------

Check here if Amendment [   ];                  Amendment Number:
                                                                  -----

     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ecofin Limited
             ----------------------------------

Address:     15 Buckingham Street
             ----------------------------------

             London WC2N 6DU, United Kingdom
             ----------------------------------

Form 13F File Number:     028-
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Murray
           ------------------------

Title:     Chairman
           ------------------------

Phone:     +44 (0)20 7451 2941
           ------------------------

Signature, Place, and Date of Signing:

           /s/ John Murray     London, United Kingdom     November 14, 2011
           ---------------     ----------------------     -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          0
                                            -------------

Form 13F Information Table Entry Total:     49
                                            -------------

Form 13F Information Table Value Total:     $212,238
                                            -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
-----             --------------


                                                                                INVEST-
                                                                                MENT     OTHER             VOTING AUTHORITY
                        TITLE OF              VALUE      SHARES /   SH /  PUT/  DISCRE-  MANA-   -----------------------------
SECURITY                CLASS     CUSIP      (X$1,000)   PRN AMT    PRN   CALL  TION     GERS    SOLE        SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------

AES CORP                ORD       00130H105    7,358     753,895    SH          Sole             753,895
------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL
RESOURCES INC           ORD       02076X102    1,245      70,388    SH          Sole              70,388
------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELECTRIC
POWER                   ORD       025537101    2,844      74,793    SH          Sole              74,793
------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETROLEUM
CORP (UN*)              ORD       032511107    3,436      54,491    SH          Sole              54,491
------------------------------------------------------------------------------------------------------------------------------
APACHE CORP             ORD       037411105      137       1,710    SH          Sole               1,710
------------------------------------------------------------------------------------------------------------------------------
ARCH COAL INC           ORD       039380100       85       5,834    SH          Sole               5,834
------------------------------------------------------------------------------------------------------------------------------
CABOT OIL AND GAS
CORP (UN*)              ORD       127097103      294       4,743    SH          Sole               4,743
------------------------------------------------------------------------------------------------------------------------------
CALGON CARBON           ORD       129603106      103       7,075    SH          Sole               7,075
------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP (UN*)      ORD       131347304   10,282     730,284    SH          Sole             730,284
------------------------------------------------------------------------------------------------------------------------------
CENTERPOINT ENERGY INC  ORD       15189T107   10,547     537,545    SH          Sole             537,545
------------------------------------------------------------------------------------------------------------------------------
CLECO CORPORATION (US*) ORD       12561W105      306       8,966    SH          Sole               8,966
------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP         ORD       125896100    3,854     194,734    SH          Sole             194,734
------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS          ORD       20825C104      889      14,032    SH          Sole              14,032
------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY
CORPORATION (UN*)       ORD       25179M103      116       2,084    SH          Sole               2,084
------------------------------------------------------------------------------------------------------------------------------
DYNEGY INC-CL A         ORD       26817G300    1,855     450,133    SH          Sole             450,133
------------------------------------------------------------------------------------------------------------------------------
EDISON INTERNATIONAL    ORD       281020107      532      13,908    SH          Sole              13,908
------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP            ORD       28336L109   10,887     622,804    SH          Sole             622,804
------------------------------------------------------------------------------------------------------------------------------
EXELON CORP             ORD       30161N101   18,535     435,001    SH          Sole             435,001
------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP        ORD       30231G102    1,074      14,783    SH          Sole              14,783
------------------------------------------------------------------------------------------------------------------------------
FAR EAST ENERGY
CORP (UU*)              ORD       307325100      287   1,510,037    SH          Sole           1,510,037
------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP        ORD       337932107   16,516     367,748    SH          Sole             367,748
------------------------------------------------------------------------------------------------------------------------------
IDACORP INC             ORD       451107106    3,851     101,933    SH          Sole             101,933
------------------------------------------------------------------------------------------------------------------------------
ITC HOLDINGS CORP       EQ_SW     465685105    6,927      89,456    SH          Sole              89,456
------------------------------------------------------------------------------------------------------------------------------
ITC HOLDINGS CORP       ORD       465685105   15,251     196,962    SH          Sole             196,962
------------------------------------------------------------------------------------------------------------------------------
January 12 Calls on
WMB US (30)             EQTY_OP   969457100      190       2,000    SH          Sole               2,000
------------------------------------------------------------------------------------------------------------------------------
JOHNSON CONTROLS INC    ORD       478366107      275      10,416    SH          Sole              10,416
------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC       ORD       49456B101    6,186     238,933    SH          Sole             238,933
------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL VARCO  ORD       637071101      792      13,193    SH          Sole              13,193
------------------------------------------------------------------------------------------------------------------------------
NEXTERA ENERGY 8.375%
CV PRF (UN*)            CONVPRF   65339F309    8,168     165,000    SH          Sole             165,000
------------------------------------------------------------------------------------------------------------------------------
NEXTERA ENERGY INC      ORD       65339F101    7,782     144,053    SH          Sole             144,053
------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM    ORD       674599105      188       1,806    SH          Sole               1,806
------------------------------------------------------------------------------------------------------------------------------
OGE ENERGY CORP         ORD       670837103   12,877     269,459    SH          Sole             269,459
------------------------------------------------------------------------------------------------------------------------------
P G AND E CORP          ORD       69331C108    4,991     118,000    SH          Sole             118,000
------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP     ORD       704549104    2,531      74,708    SH          Sole              74,708
------------------------------------------------------------------------------------------------------------------------------
PETROQUEST ENERGY       ORD       716748108      600     109,081    SH          Sole             109,081
------------------------------------------------------------------------------------------------------------------------------
PLAINS EXPLORATION
AND PRODUCTION          ORD       726505100      436      19,198    SH          Sole             19,198
------------------------------------------------------------------------------------------------------------------------------
PORTLAND GENERAL
ELECTRIC CO             ORD       736508847      217       9,155    SH          Sole              9,155
------------------------------------------------------------------------------------------------------------------------------
PPL 8.75% 01-MAY-2014
PFD                     CONVPRF   69351T114    2,720      50,000    SH          Sole             50,000
------------------------------------------------------------------------------------------------------------------------------
PPL 9.5% CV PRF
01-JUL-2013
(TRACE*)                CONVPRF   69351T601    3,316      60,000    SH          Sole             60,000
------------------------------------------------------------------------------------------------------------------------------
QUANTA SERVICES INC     ORD       74762E102       48       2,564    SH          Sole              2,564
------------------------------------------------------------------------------------------------------------------------------
RANGE RESOURCES CORP    ORD       75281A109    1,520      26,004    SH          Sole             26,004
------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC (UN*)    ORD       820280105    2,039      93,807    SH          Sole             93,807
------------------------------------------------------------------------------------------------------------------------------
SPECTRA ENERGY CORP     ORD       847560109    6,268     255,544    SH          Sole            255,544
------------------------------------------------------------------------------------------------------------------------------
STR HOLDINGS INC (UN*)  ORD       78478V100      231      15,451    SH          Sole             15,451
------------------------------------------------------------------------------------------------------------------------------
TARGA RESOURCES         ORD       87612G101    2,450      82,356    SH          Sole             82,356
------------------------------------------------------------------------------------------------------------------------------
TESLA MOTORS INC        ORD       88160R101    1,138      46,675    SH          Sole             46,675
------------------------------------------------------------------------------------------------------------------------------
TRINA SOLAR LTD-SPON
ADR                     DR        89628E104      112      18,425    SH          Sole             18,425
------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC        ORD       969457100   24,468   1,005,256    SH          Sole          1,005,256
------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC         ORD       98389B100    5,487     222,253    SH          Sole            222,253
------------------------------------------------------------------------------------------------------------------------------